Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 95.2%
118,649	iShares 7-10 Year Treasury Bond ETF	$ 14,413,481
151,011	iShares Preferred & Income Securities ETF +	4,808,190
276,951	iShares Short Maturity Bond ETF	13,429,354
45,235	iShares Short-Term National Muni Bond ETF	4,808,481
587,033	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	53,789,834
	TOTAL DEBT FUNDS (Cost - $91,251,434)	91,249,340

	EQUITY FUNDS - 2.9%
34,929	iShares Edge MSCI USA Quality Factor ETF
	TOTAL EQUITY FUNDS (Cost - $3,505,800)	2,830,646

	TOTAL EXCHANGE TRADED FUNDS (Cost - $94,757,234)	94,079,986

	SHORT-TERM INVESTMENTS -2.9%
	MONEY MARKET FUNDS - 2.9%
4,771	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.51% *	4,771
14,543	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.30% *	14,543
2,758,349	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	2,758,349
14,393	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.13% *	14,393
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,792,056)	2,792,056

	COLLATERAL FOR SECURITIES LOANED - 0.6%
568,750	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% *	568,750
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $568,750)

	TOTAL INVESTMENTS - 101.6% (Cost - $98,118,040)	$ 97,440,792
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6) %	(1,564,399)
	NET ASSETS - 100.0%	$ 95,876,393

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $556,500 as of March 31, 2020

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	COMMON STOCK - 43.2%
	ADVERTISING - 1.8%
38,293	Interpublic Group of Cos., Inc.	$ 619,964
10,433	Omnicom Group, Inc.	572,772
		1,192,736
	AGRICULTURE - 0.9%
8,154	Philip Morris International, Inc.	594,916

	APPAREL - 0.8%
43,470	Tapestry, Inc.	562,937

	AUTO MANUFACTURING - 1.0%
4,906	Cummins, Inc.	663,880

	BANKS - 2.4%
76,703	FNB Corp.	565,301
69,796	Huntington Bancshares, Inc.	573,025
28,297	PacWest Bancorp	507,082
		1,645,408
	BEVERAGES - 0.9%
15,714	Molson Coors Beverage Co.	613,003

	BIOTECHNOLOGY - 1.0%
3,296	Amgen, Inc.	668,198

	CHEMICALS - 1.0%
14,000	Eastman Chemical Co.	652,120

	COMPUTERS - 1.9%
38,590	HP, Inc.	669,922
13,329	Seagate Technology PLC	650,455
		1,320,377
	DISTRIBUTION/WHOLESALE - 0.9%
4,061	Watsco, Inc.	641,760

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
29,935	Western Union Co.	542,722

	ELECTRIC - 1.9%
22,142	NRG Energy, Inc.	603,591
42,689	Vistra Energy Corp.	681,316
		1,284,907
	ELECTRONICS - 0.9%
34,622	nVent Electric PLC	584,073

	ENERGY-ALTERNATIVE SOURCES - 1.0%
44,634	TerraForm Power, Inc.	703,878

	ENTERTAINMENT - 0.9%
99,571	International Game Technology PLC	592,447

	FOOD - 2.9%
29,173	Flowers Foods, Inc.	598,630
12,425	General Mills, Inc.	655,667
6,505	JM Smucker Co.	722,055
		1,976,352
	INSURANCE - 0.8%
18,243	Principal Financial Group, Inc.	571,736

	IRON / STEEL - 2.0%
18,816	Nucor Corp.	677,752
31,013	Steel Dynamics, Inc.	699,033
		1,376,785
	LODGING - 0.8%
13,181	Las Vegas Sands Corp.	559,797

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares		Fair Value
	COMMON STOCK - 43.2% (Continued)
	MEDIA - 2.4%
40,596	Sinclair Broadcast Group, Inc.	$ 652,784
38,611	TEGNA, Inc.	419,315
41,767	ViacomCBS, Inc.	585,156
		1,657,255
	MISCELLANEOUS MANUFACTURING - 0.9%
7,610	Eaton Corp PLC	591,221

	OIL & GAS - 3.4%
8,180	Chevron Corp.	592,723
34,044	CVR Energy, Inc.	562,747
25,558	Marathon Petroleum Corp.	603,680
12,850	Valero Energy Corp.	582,876
		2,342,026
	OIL & GAS SERVICES - 1.0%
94,435	Halliburton Co.	646,880

	PACKAGING & CONTAINERS - 2.0%
7,672	Packaging Corp of America	666,160
14,286	Sonoco Products Co.	662,156
		1,328,316
	PHARMACEUTICALS - 3.9%
11,698	Bristol-Myers Squibb Co.	652,047
4,944	Johnson & Johnson	648,307
8,633	Merck & Co., Inc.	664,223
20,201	Pfizer, Inc.	659,361
		2,623,938
	RETAIL - 2.2%
26,144	Kohl's Corp.	381,441
81,076	Macy's, Inc. +	398,083
12,605	MSC Industrial Direct Co., Inc.	692,897
		1,472,421
	SAVINGS & LOANS - 0.8%
51,707	People's United Financial, Inc.	571,362

	SEMICONDUCTORS - 1.0%
13,741	Maxim Integrated Products, Inc.	667,950

	TELECOMMUNICATIONS - 1.0%
17,825	Cisco Systems, Inc.	700,701

	TOTAL COMMON STOCK (Cost - $36,415,105)	29,350,102

	EXCHANGE TRADED FUNDS - 55.4%
	DEBT FUNDS - 55.4%
217,351	iShares 1-3 Year Treasury Bond ETF	18,837,811
182,199	Schwab Short-Term U.S. Treasury ETF	9,425,154
151,227	Vanguard Short-Term Treasury ETF	9,427,491
	TOTAL EXCHANGE TRADED FUNDS (Cost - $37,417,432)	37,690,456

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUNDS - 1.5%
4,594	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.51% *	4,594
6,335	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.30% *	6,335
1,020,747	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	1,020,747
4,996	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.13% *	4,996
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,036,672)	1,036,672

	COLLATERAL FOR SECURITIES LOANED - 0.4%
822,067	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% *	261,800
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $261,800)

	TOTAL INVESTMENTS - 100.5% (Cost - $75,131,009)	$ 68,339,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(311,423)
	NET ASSETS - 100.0%	$ 68,027,607

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $255,612 as of March 31, 2020

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.0%
	DEBT FUNDS - 99.0%
77,536	iShares 1-3 Year Treasury Bond ETF	$ 6,720,045
65,004	Schwab Short-Term U.S. Treasury ETF	3,362,657
53,961	Vanguard Short-Term Treasury ETF	3,363,928
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,371,173)	13,446,630

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
154,133	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	154,133
	TOTAL SHORT-TERM INVESTMENT (Cost - $154,133)

	TOTAL INVESTMENTS - 100.1% (Cost - $13,525,306)	$ 13,600,763
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(9,790)
	NET ASSETS - 100.0%	$ 13,590,973

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on March 31, 2020.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.6%
	DEBT FUNDS - 95.6%
333,570	iShares 1-3 Year Treasury Bond ETF	$ 28,910,512
279,526	Schwab Short-Term U.S. Treasury ETF	14,459,880
232,174	Vanguard Short-Term Treasury ETF	14,473,727
	TOTAL EXCHANGE TRADED FUNDS (Cost - $57,368,831)	57,844,119

	SHORT-TERM INVESTMENT - 4.4%
	MONEY MARKET FUND - 4.4%
2,661,595	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	2,661,595
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,661,595)

	TOTAL INVESTMENTS - 100.0% (Cost - $60,030,426)	$ 60,505,714
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) % **	(15,187)
	NET ASSETS - 100.0%	$ 60,490,527

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on March 31, 2020.
**	Represents less than 0.05%

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.2%
	DEBT FUNDS - 99.0%
121,348	iShares 1-3 Year Treasury Bond ETF	$ 10,517,231
101,711	Schwab Short-Term U.S. Treasury ETF	5,261,510
84,421	Vanguard Short-Term Treasury ETF	5,262,805
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,896,536)	21,041,546

	SHORT-TERM INVESTMENT - 0.8%
	F
167,950	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	167,950
	TOTAL SHORT-TERM INVESTMENT (Cost - $167,950)

	TOTAL INVESTMENTS - 100.0% (Cost - $21,064,486)	$ 21,209,496
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(9,333)
	NET ASSETS - 100.0%	$ 21,200,163

*	Money market fund; interest rate reflects effective yield on March 31, 2020.
**	Represents less than 0.05%

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 68.3%
193,011	iShares Preferred & Income Securities ETF	$ 6,145,470
162,491	iShares Short Maturity Bond ETF	7,879,189
497,494	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	45,585,375
	TOTAL DEBT FUNDS (Cost - $60,752,735)	59,610,034

	EQUITY FUNDS - 29.8%
337,913	iShares Edge MSCI International Quality Factor ETF	8,735,051
159,682	iShares Edge MSCI USA Quality Factor ETF	12,940,629
72,900	iShares MSCI All Country Asia ex Japan ETF +	4,353,588
	TOTAL EQUITY FUNDS (Cost - $31,901,688)	26,029,268

	TOTAL EXCHANGE TRADED FUNDS (Cost - $92,654,423)	85,639,302

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
1,498,181	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	1,498,181
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,498,181)

	COLLATERAL FOR SECURITIES LOANED - 5.3%
4,593,372	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% *	4,593,372
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,593,372)

	TOTAL INVESTMENTS - 105.1% (Cost - $98,745,976)	$ 91,730,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(4,416,014)
	NET ASSETS - 100.0%	$ 87,314,841

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2020
+	All or a portion of this security is on loan. Total loaned securities had a value of $4,362,162 as of March 31, 2020

Power Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 94,079,986	$ -	$ -	$ 94,079,986
Short-Term Investments	2,792,056	-	-	2,792,056
Collateral For Securities Loaned	568,750	-	-	568,750
Total	$ 97,440,792	$ -	$ -	$ 97,440,792

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,350,102	$ -	$ -	$ 29,350,102
Exchange Traded Funds	37,690,456	-	-	37,690,456
Short-Term Investments	1,036,672	-	-	1,036,672
Collateral For Securities Loaned	261,800	-	-	261,800
Total	$ 68,339,030	$ -	$ -	$ 68,339,030

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,446,630	$ -	$ -	$ 13,446,630
Short-Term Investment	154,133	-	-	154,133
Total	$ 13,600,763	$ -	$ -	$ 13,600,763

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 57,844,119	$ -	$ -	$ 57,844,119
Short-Term Investment	2,661,595	-	-	2,661,595
Total	$ 60,505,714	$ -	$ -	$ 60,505,714

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,041,546	$ -	$ -	$ 21,041,546
Short-Term Investment	167,950	-	-	167,950
Total	$ 21,209,496	$ -	$ -	$ 21,209,496

Power Global Tactical Allocation/JA Forlines

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 85,639,302	$ -	$ -	$ 85,639,302
Short-Term Investment	1,498,181	-	-	1,498,181
Collateral For Securities Lending	4,593,372	-	-	4,593,372
Total	$ 91,730,855	$ -	$ -	$ 91,730,855

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for classification by asset class.

Security Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Underlying Investment in other Investment Companies - The Power Income Fund, and Power Global Tactical Allocation/JA Forlines Fund currently seek to achieve their investment objectives by investing a portion of their assets in the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF. The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, and the Power Momentum Index Fund currently seek to achieve their investment objectives by investing a portion of their assets in the iShares 1-3 Year Treasury Bond ETF, (the “Securities”). The Funds may redeem their investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of March 31, 2020, the percentage of the Power Income Fund, and Global Tactical Allocation/JA Forlines Fund’s net assets invested in the SPDR Bloomberg Barclays 1-3 Month T-Bill were 56.1% and 52.2% respectively. The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, and the Power Momentum Index Fund’s net assets in the iShares 1-3 Year Treasury Bond ETF were 27.7%, 49.4%, 47.8% and 49.6% respectively.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Income Fund	$ 98,153,500	$ 1,236,320	$ (1,949,028)	$ (712,708)
Power Dividend Index Fund	81,111,134	965,577	(13,737,681)	(12,772,104)
Power Dividend Mid-Cap Index Fund	13,796,906	75,457	(271,600)	(196,143)
Power Floating Rate Index Fund	60,033,371	472,343	-	472,343
Power Momentum Fund	21,078,171	131,325	-	131,325
Power Global Tactical Allocation/JA Forlines Fund	99,065,376	9,367	(7,343,888)	(7,334,521)